Organization	12 Months Ended
Mar. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization

1. Organization

Azure Power Global Limited (“APGL” or “Azure”) organized under the laws of Mauritius was incorporated on January 30, 2015. APGL’s subsidiaries are organized under the laws of India (except for one U.S. subsidiary and two subsidiaries in Mauritius) and are engaged in the development, construction, ownership, operation, maintenance and management of solar power plants and generation of solar energy based on long-term contracts (Power Purchase Agreements or “PPA”) with Indian government energy distribution companies as well as other non-governmental energy distribution companies and commercial customers. APGL and its subsidiaries are hereinafter referred to as the “Company”.